Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Stock Class A Par Value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock Class A shares authorized	200,000,000	200,000,000	200,000,000
Common Stock Class A shares issued	70,000,000	70,000,000	0
Common Stock Class A shares outstanding	70,000,000	70,000,000	0
Common Stock Class B Par Value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock Class B shares authorized	675,000,000	675,000,000	675,000,000
Common Stock Class B shares issued	67,475,000	15,000,000	15,000,000
Common Stock Class B shares outstanding	67,475,000	15,000,000	15,000,000